UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds Trust

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds Trust

                              43 Highlander Drive

                               Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2014

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2014

Mutual Funds (94.7%)	Shares	Value

Fidelity Small Cap Discovery	16,057	$ 504,678
SouthernSun Small Cap Inv	16,035	469,027
Pimco Small Cap StockPLUS TR I	47,422	467,110
Homestead Small Company Stock	12,398	462,201
Walthausen Small Cap Value	18,444	451,704
T. Rowe Price New Horizons	9,238	434,728
Alliance Bernstein Small Cap Growth Adv	7,133	388,697
Huber Capital Small Cap Value Inv	20,458	358,224
TFS Small Cap	25,629	355,994
T Rowe Price Small Cap Stock	7,259	330,135
Buffalo Emerging Opportunities	16,129	311,452
Adirondack Small Cap	12,838	294,495
Hodges Small Cap	13,624	259,264
BMO Small Cap Growth Y	11,023	257,394
DFA US Micro Cap I	8,807	178,071
DFA US Targeted Value I	7,652	177,903
Glenmede Small Cap Equity Adv	6,668	177,033
Cove Street Capital Small Cap Value I	4,815	174,636

Total Mutual Funds		6,052,746

Short-Term Securities (4.8%)

Fidelity Institutional Money Market		308,126

Total Short-Term Securities		308,126

Total Investments in Securities		6,360,872

Other Assets (0.05%)		28,136

Net Assets (100%)		$ 6,389,008

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

March 31, 2014

Mutual Funds (95.0%)	Shares	Value

Weitz Partners III Opportunity I	35,674	$ 590,399
Wells Fargo Advantage Growth Adm	10,690	565,409
Brown Advisory Growth Equity Inv	29,922	560,744
Primecap Odyssey Aggressive Growth	17,410	540,219
Pimco Fundamental IndexPlusTrust I	74,053	519,114
ING Corporate Leaders Trust B	15,919	517,525
Sterling Capital Equity Income I	26,776	498,838
T. Rowe Price Value	13,522	473,257
Vanguard Selected Value Inv	16,222	467,195
Akre Focus I	21,771	462,627
Yacktman Svc	19,206	455,555
LKCM Equity I	19,733	449,909
Fairholme	10,691	433,535
Aston/Fairpointe Mid Cap N	9,347	431,008
Royce Special Equity Multi-Cap Service	28,285	425,696
Gabelli Assett AAA	6,346	418,165
T. Rowe Price Media & Telecommunications	6,031	411,021
Scout Mid Cap	22,345	410,474
Artisan Mid Cap Value Inv	12,251	336,662
RidgeWorth Mid Cap Value Equity I	23,511	331,270

Total Mutual Funds		9,298,622

Short-Term Securities (4.8%)

Fidelity Institutional Money Market		465,400

Total Short-Term Securities		465,400

Total Investments in Securities		9,764,022

Other Assets (0.2%)		23,119

Net Assets (100%)		$ 9,787,141

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

March 31, 2014

Mutual Funds (93.1%)	Shares	Value

Oakmark International I	15,177	$ 402,648
T. Rowe Price Health Sciences	6,053	370,816
MFS International Value I	9,983	354,706
Oppenheimer Developing Markets Y	9,178	338,757
Lazard International Strategic Equity I	22,762	333,460
Oppenheimer International Growth Y	7,908	304,864
Franklin International Small Cap Growth Adv	13,158	299,605
Virtus Emerging Market Opportunities I	30,190	294,054
Prudential Global Real Estate Z	12,904	292,800
Pimco International StockPLUS AR Strategy I	32,510	260,403
Wasatch Emerging Markets Small Cap	96,627	248,331
First Eagle Global I	4,415	244,565
Vanguard Materials Index Adm	3,209	173,703
Vanguard Energy Index Adm	2,628	168,489
Alpine Global Infrastructure I	8,301	162,286
Pimco CommoditiesPLUS Strategy I	14,045	157,163
MainStay MarkField I	8,544	155,333
Fidelity Select Chemicals	764	114,417
Calvert Global Water A	5,488	111,142
Columbia Acorn Emerging Markets R4	8,078	107,916
Seafarer Overseas Growth & Income I	8,977	102,603

Total Mutual Funds		4,998,061

Short-Term Securities (6.3%)

Fidelity Institutional Money Market		336,543

Total Short-term Securities		336,543

Total Investments in Securities		5,334,604

Other Assets (0.6%)		34,780

Net Assets (100%)		$ 5,369,384

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

March 31, 2014

Mutual Funds (88.0%)	Shares	Value

Virtus Multi-Sector Short Term Bond I	37,448	$ 183,122
Pimco Income I	14,342	178,847
Credit Suisse Floating Rate High Income I	25,596	178,145
Templeton Global Total Returnm Adv	12,948	173,628
Ivy High Income I	18,557	162,373
Vanguard High Yield Corporate Adm	25,216	154,069
TCW Emerging Markets Income I	17,676	150,069
Vanguard High Dividend Yield Index Inv	5,747	143,739
Pimco Investment Grade Corp Bond I	13,372	139,867
Scout Core Plus Bond I	4,349	140,153
Loomis Sayles Bond I	8,697	134,459
Fidelity New Markets Income	8,196	130,805
Westwood Income Opportunity I	9,198	130,059
Thornburg Limited Term Income A	9,463	126,987
Pimco Foreign Bond (USD - Hedged) I	11,521	123,502
Loomis Sayles Limited Term Government and Agency Y	9,613	112,379
Lord Abbett Short Duration Income F	24,284	110,493
Touchstone Flexible Income Y	9,362	99,420
DoubleLine Total Return Bond I	8,929	97,321
Forward Credit Analysis Long/Short Adv	13,074	94,790

Total Mutual Funds		2,764,227

Short-Term Securities (11.0%)

Fidelity Institutional Money Market		343,180

Total Short-term Securities		343,180

Total Investments in Securities		3,107,407

Other Assets (1.0%)		32,729

Net Assets (100%)		$ 3,140,136

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2013:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 6,360,872	$ 9,764,022	$ 5,334,604	$ 3,107,407
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 6,360,872	$ 9,764,022	$ 5,334,604	$ 3,107,407

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: May 27, 2014